Long-Term Debt - Summary of Long-term Debt (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Long-term debt	$ 32,260	$ 20,049
Parent Company [Member]
Debt Instrument [Line Items]
Long-term debt	13,189	11,416
Parent Company [Member] | Capitalized Lease Obligations, Mortgage Indebtedness and Other [Member]
Debt Instrument [Line Items]
Long-term debt	190	167
Subsidiaries [Member]
Debt Instrument [Line Items]
Long-term debt	19,071	8,633
Subsidiaries [Member] | Capitalized Lease Obligations, Mortgage Indebtedness and Other [Member]
Debt Instrument [Line Items]
Long-term debt	607	563
Fixed Rate [Member] | Parent Company [Member] | Subordinated Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	2.95%
Debt Instrument Maturity Year, start	Jan. 01, 2022
Debt Instrument Maturity Year, End	Dec. 31, 2022
Long-term debt	1,300	1,300
Fixed Rate [Member] | Parent Company [Member] | Subordinated Debt One [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	3.60%
Debt Instrument Maturity Year, start	Jan. 01, 2024
Debt Instrument Maturity Year, End	Dec. 31, 2024
Long-term debt	1,000
Fixed Rate [Member] | Parent Company [Member] | Subordinated Notes Two [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	7.50%
Debt Instrument Maturity Year, start	Jan. 01, 2026
Debt Instrument Maturity Year, End	Dec. 31, 2026
Long-term debt	199	199
Fixed Rate [Member] | Parent Company [Member] | Medium-term Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum	1.65%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum	4.125%
Debt Instrument Maturity Year, start	Jan. 01, 2015
Debt Instrument Maturity Year, End	Dec. 31, 2024
Long-term debt	9,250	8,750
Fixed Rate [Member] | Parent Company [Member] | Junior Subordinated Debentures [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	3.442%
Debt Instrument Maturity Year, start	Jan. 01, 2016
Debt Instrument Maturity Year, End	Dec. 31, 2016
Long-term debt	500	500
Fixed Rate [Member] | Subsidiaries [Member] | Subordinated Notes Three [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	6.30%
Debt Instrument Maturity Year, start	Jan. 01, 2014
Debt Instrument Maturity Year, End	Dec. 31, 2014
Long-term debt		963
Fixed Rate [Member] | Subsidiaries [Member] | Subordinated Notes Four [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	4.95%
Debt Instrument Maturity Year, start	Jan. 01, 2014
Debt Instrument Maturity Year, End	Dec. 31, 2014
Long-term debt		1,000
Fixed Rate [Member] | Subsidiaries [Member] | Subordinated Notes Five [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	4.80%
Debt Instrument Maturity Year, start	Jan. 01, 2015
Debt Instrument Maturity Year, End	Dec. 31, 2015
Long-term debt	500	500
Fixed Rate [Member] | Subsidiaries [Member] | Subordinated Notes Six [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	3.778%
Debt Instrument Maturity Year, start	Jan. 01, 2020
Debt Instrument Maturity Year, End	Dec. 31, 2020
Long-term debt	500	500
Fixed Rate [Member] | Subsidiaries [Member] | Federal Home Loan Bank Advances [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum	1.25%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum	8.25%
Debt Instrument Maturity Year, start	Jan. 01, 2017
Debt Instrument Maturity Year, End	Dec. 31, 2026
Long-term debt	11	13
Fixed Rate [Member] | Subsidiaries [Member] | Bank Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum	1.10%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum	2.125%
Debt Instrument Maturity Year, start	Jan. 01, 2017
Debt Instrument Maturity Year, End	Dec. 31, 2019
Long-term debt	4,050
Floating Rate [Member] | Parent Company [Member] | Medium-term Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum	0.634%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum	0.722%
Debt Instrument Maturity Year, start	Jan. 01, 2018
Debt Instrument Maturity Year, End	Dec. 31, 2019
Long-term debt	750	500
Floating Rate [Member] | Subsidiaries [Member] | Subordinated Notes Seven [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	0.524%
Debt Instrument Maturity Year, start	Jan. 01, 2014
Debt Instrument Maturity Year, End	Dec. 31, 2014
Long-term debt		373
Floating Rate [Member] | Subsidiaries [Member] | Federal Home Loan Bank Advances [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum	0.236%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum	0.507%
Debt Instrument Maturity Year, start	Jan. 01, 2015
Debt Instrument Maturity Year, End	Dec. 31, 2022
Long-term debt	7,334	4,579
Floating Rate [Member] | Subsidiaries [Member] | Bank Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum	0.713%
Debt Instrument Maturity Year, start	Jan. 01, 2015
Debt Instrument Maturity Year, End	Dec. 31, 2054
Long-term debt	$ 6,069	$ 142